Warrants - Series A Warrants - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Proceeds from exercise of warrants	$ 1,335,950	$ 88,000	$ 3,161,220	$ 31,600
Series A Warrant
Class Of Warrant Or Right [Line Items]
Warrants exercised			1,074,082
Proceeds from exercise of warrants			$ 2,252,020
Issuance of common stock upon exercise of warrants under cashless exercise provision			512
Warrants Expiration Date			Oct. 15, 2015
Number of warrants expired			248,418
Warrant Exercise Price		$ 7.00	$ 2.20	$ 7.00